Basis of Preparation (Details) - shares			12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026
Basis of Preparation [Abstract]
Percentage of computer equipment	30.00%		30.00%
Tax benefit			50.00%
Potentially dilutive securities	603,032	1,758,300